Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000145852 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145852 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145852 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145852 | BLPLD38 | Sandoz Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145852 | 606822104 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145852 | G0593M107 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145852 | G25839104 | Coca-Cola Europacific Partners plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | BD0Q398 | Koninklijke Ahold Delhaize N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | 780259305 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145852 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000145852 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000145852 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000145852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000145852 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000145852 | 30303M102 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145852 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000145852 | 253393102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145852 | 767204100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145852 | 431284108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145852 | 780259305 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000145852 | 759530108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000145852 | 771195104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000145852 | 6250724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000145852 | N5505D105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000145852 | 018820100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000145852 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000145852 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164234 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164234 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164234 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164234 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000164234 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164234 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164234 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164234 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164234 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164234 | 302130109 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164234 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164234 | Information
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164234 | Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164234 | Construction
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164234 | Administrative and Support and Waste Management and Remediation Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164234 | Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164234 | Transportation and Warehousing
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164234 | Accommodation and Food Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164234 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000164234 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000164234 | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000164234 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000164234 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000179800 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000179800 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000179800 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000179800 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179800 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000179800 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179800 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179800 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179800 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179800 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179800 | 780259305 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179800 | 601137102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179800 | 94975P405 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179800 | 883556102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179800 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000179800 | 09260D107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000179800 | 244199105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000179800 | 526057104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000179800 | 92826C839 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000179800 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000179800 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%